Description of Business and Restatement and Revision of Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Impact of the Restatements in the 2016 Consolidated Financial Statements
The impact of the restatement in the 2016 consolidated statement of cash flows is as follows ($ thousands):

	For the year ended December 31, 2016
	As Reported	Adjustment	As Restated
Inventories	(61,026)	(15,295)	(76,321)
Upfront Italian license fees	—	(665,260)	(665,260)
Net cash flows provided by operating activities	961,887	(680,555)	281,332

Upfront payments to customers	(665,260)	665,260	—
Capital expenditures	(557,238)	15,295	(541,943)
Net cash flows used in investing activities	(996,540)	680,555	(315,985)

Supplemental Cash Flow Information
Upfront payments to customers	(179,197)	179,197	—
Non-cash investing activities, net	(255,371)	179,197	(76,174)
The impact of the revision in the 2015 consolidated statement of cash flows is as follows ($ thousands):

	For the year ended December 31, 2015
	As Reported	Adjustment	As Revised
Deferred income tax provision	—	(149,241)	(149,241)
Inventories	72	10,147	10,219
Other assets and liabilities	(282,995)	122,665	(160,330)
Net cash flows provided by operating activities	785,997	(16,429)	769,568

Capital expenditures	(402,634)	26,113	(376,521)
Net cash flows used in investing activities	(3,361,523)	26,113	(3,335,410)

Net increase in cash and cash equivalents	344,640	9,684	354,324
Cash and cash equivalents at the beginning of the period	317,106	(9,684)	307,422